Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other assets and liabilities
Schedule of other assets and liabilities
	December 31, 2025				December 31, 2024
	Assets		Liabilities		Assets		Liabilities
(€ million)	Current	Non-current	Current	Non-current	Current	Non-current	Current	Non-current
Fair value of derivative financial instruments	791	81	827	146	874	88	1,921	153
Contract liabilities			788	520			552	655
Other Taxes	919	24	1,589	47	850	147	1,749	48
Other	2,233	2,734	835	2,677	1,938	3,776	827	3,593
	3,943	2,839	4,039	3,390	3,662	4,011	5,049	4,449